Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment [Line Items]
Cost , Additions	$ 272,274
Accumulated depreciation, Depreciation	15,322
Net book value Beginning balance	2,339,182	$ 2,339,182
Net book value Ending balance	2,443,588	2,339,182
Land [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value Beginning balance		2,215,000
Net book value Ending balance	2,331,675
Plant and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value Beginning balance
Net book value Ending balance
Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value Beginning balance		118,036
Net book value Ending balance	109,071
Motor Vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value Beginning balance
Net book value Ending balance
Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value Beginning balance		2,361
Net book value Ending balance
Computers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value Beginning balance		3,785
Net book value Ending balance	2,842
Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	2,368,018	14,075,432
Cost , Impact of loss of control of Canmart	(15,340)
Cost , Additions		2,098,138
Cost , Impact of sale of RPK		(13,239,239)
Cost , Foreign exchange movements	125,052	(566,313)
Cost , Ending balance	2,477,730	2,368,018
Cost [Member] | Land [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	2,215,000	1,355,337
Cost , Impact of loss of control of Canmart
Cost , Additions		1,950,000
Cost , Impact of sale of RPK		(909,551)
Cost , Foreign exchange movements	116,675	(180,786)
Cost , Ending balance	2,331,675	2,215,000
Cost [Member] | Plant and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance		12,502,023
Cost , Impact of loss of control of Canmart
Cost , Additions
Cost , Impact of sale of RPK		(12,148,749)
Cost , Foreign exchange movements		(353,274)
Cost , Ending balance
Cost [Member] | Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	136,661	1,538
Cost , Impact of loss of control of Canmart	(1,627)
Cost , Additions		141,806
Cost , Impact of sale of RPK
Cost , Foreign exchange movements	7,232	(6,683)
Cost , Ending balance	142,266	136,661
Cost [Member] | Motor Vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance		32,716
Cost , Impact of loss of control of Canmart
Cost , Additions
Cost , Impact of sale of RPK		(28,983)
Cost , Foreign exchange movements		(3,733)
Cost , Ending balance
Cost [Member] | Computers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	11,418	48,862
Cost , Impact of loss of control of Canmart	(8,405)
Cost , Additions		3,776
Cost , Impact of sale of RPK		(25,610)
Cost , Foreign exchange movements	776	(15,610)
Cost , Ending balance	3,789	11,418
Cost [Member] | Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	4,939	134,956
Cost , Impact of loss of control of Canmart	(5,308)
Cost , Additions		2,556
Cost , Impact of sale of RPK		(126,346)
Cost , Foreign exchange movements	369	(6,227)
Cost , Ending balance		4,939
Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance	28,836	2,828,169
Accumulated depreciation, Depreciation	14,396	23,005
Accumulated depreciation, Depreciation - Canmart	926
Accumulated depreciation, Impact of loss of control of Canmart	(12,273)
Accumulated depreciation, Depreciation - RPK		261,501
Accumulated depreciation, Impact of sale of RPK		(2,741,987)
Accumulated depreciation, Foreign exchange movements	2,257	(341,852)
Accumulated depreciation, Ending balance	34,142	28,836
Accumulated depreciation [Member] | Land [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance
Accumulated depreciation, Depreciation
Accumulated depreciation, Depreciation - Canmart
Accumulated depreciation, Impact of loss of control of Canmart
Accumulated depreciation, Depreciation - RPK
Accumulated depreciation, Impact of sale of RPK
Accumulated depreciation, Foreign exchange movements
Accumulated depreciation, Ending balance
Accumulated depreciation [Member] | Plant and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance		2,723,166
Accumulated depreciation, Depreciation
Accumulated depreciation, Depreciation - Canmart
Accumulated depreciation, Impact of loss of control of Canmart
Accumulated depreciation, Depreciation - RPK		255,023
Accumulated depreciation, Impact of sale of RPK		(2,662,688)
Accumulated depreciation, Foreign exchange movements		(315,501)
Accumulated depreciation, Ending balance
Accumulated depreciation [Member] | Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance	18,625	308
Accumulated depreciation, Depreciation	13,784	19,216
Accumulated depreciation, Depreciation - Canmart	104
Accumulated depreciation, Impact of loss of control of Canmart	(760)
Accumulated depreciation, Depreciation - RPK
Accumulated depreciation, Impact of sale of RPK
Accumulated depreciation, Foreign exchange movements	1,442	(899)
Accumulated depreciation, Ending balance	33,195	18,625
Accumulated depreciation [Member] | Motor Vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance		21,364
Accumulated depreciation, Depreciation
Accumulated depreciation, Depreciation - Canmart
Accumulated depreciation, Impact of loss of control of Canmart
Accumulated depreciation, Depreciation - RPK		2,202
Accumulated depreciation, Impact of sale of RPK		(19,866)
Accumulated depreciation, Foreign exchange movements		(3,700)
Accumulated depreciation, Ending balance
Accumulated depreciation [Member] | Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance	2,578	38,570
Accumulated depreciation, Depreciation		1,261
Accumulated depreciation, Depreciation - Canmart	513
Accumulated depreciation, Impact of loss of control of Canmart	(3,309)
Accumulated depreciation, Depreciation - RPK		3,236
Accumulated depreciation, Impact of sale of RPK		(34,669)
Accumulated depreciation, Foreign exchange movements	218	(5,820)
Accumulated depreciation, Ending balance		2,578
Accumulated depreciation [Member] | Computers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance	7,633	44,761
Accumulated depreciation, Depreciation	612	2,528
Accumulated depreciation, Depreciation - Canmart	309
Accumulated depreciation, Impact of loss of control of Canmart	(8,204)
Accumulated depreciation, Depreciation - RPK		1,040
Accumulated depreciation, Impact of sale of RPK		(24,764)
Accumulated depreciation, Foreign exchange movements	597	(15,932)
Accumulated depreciation, Ending balance	947	7,633
Impairment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance		8,728,031
Impairment, Impact of sale of RPK		(8,728,031)
Impairment, Ending balance
Impairment [Member] | Land [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance		737,994
Impairment, Impact of sale of RPK		(737,994)
Impairment, Ending balance
Impairment [Member] | Plant and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance		7,902,730
Impairment, Impact of sale of RPK		(7,902,730)
Impairment, Ending balance
Impairment [Member] | Leasehold Improvements [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance
Impairment, Impact of sale of RPK
Impairment, Ending balance
Impairment [Member] | Motor Vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance		9,174
Impairment, Impact of sale of RPK		(9,174)
Impairment, Ending balance
Impairment [Member] | Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance		76,998
Impairment, Impact of sale of RPK		(76,998)
Impairment, Ending balance
Impairment [Member] | Computers [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance		1,135
Impairment, Impact of sale of RPK		$ (1,135)
Impairment, Ending balance